Operating Costs and Expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating Costs and Expenses
29. Operating Costs and Expenses

	Operational costs	Selling expenses	General and administrative expenses	Other operational expenses, net	12.31.2024	12.31.2023	12.31.2022
Non-manageable costs and expenses
Electricity purchased for resale (29.1)	(8,924,895)	—	—	—	(8,924,895)	(7,716,190)	(8,096,910)
Charge of the main distribution and transmission grid	(2,865,490)	—	—	—	(2,865,490)	(2,896,710)	(2,487,997)
Materials and supplies for power electricity	(936)	—	—	—	(936)	(17,654)	(9,349)
	(11,791,321)	—	—	—	(11,791,321)	(10,630,554)	(10,594,256)
Manageable costs and expenses
Personnel and management (29.2)	(721,764)	—	(360,033)	—	(1,081,797)	(1,878,332)	(977,904)
Pension and healthcare plans (Note 21.2)	(178,232)	—	(81,120)	—	(259,352)	(260,159)	(260,197)
Materials	(69,902)	—	(16,980)	—	(86,882)	(102,667)	(90,541)
Third-party services (29.3)	(795,736)	(2,557)	(276,015)	—	(1,074,308)	(996,312)	(754,551)
Credit losses, provisions and reversals (29.4)	(24,165)	(100,730)	—	(220,207)	(345,102)	(92,235)	(717,531)
Other operational costs and expenses, net (29.6)	(278,237)	(33,834)	(48,004)	119,233	(240,842)	(430,544)	(489,318)
	(2,068,036)	(137,121)	(782,152)	(100,974)	(3,088,283)	(3,760,249)	(3,290,042)
Other
Depreciation and amortization	(1,377,527)	—	(43,198)	(44,753)	(1,465,478)	(1,382,040)	(1,233,097)
Construction cost (29.5)	(2,522,908)	—	—	—	(2,522,908)	(2,319,720)	(2,137,188)
	(3,900,435)	—	(43,198)	(44,753)	(3,988,386)	(3,701,760)	(3,370,285)
	(17,759,792)	(137,121)	(825,350)	(145,727)	(18,867,990)	(18,092,563)	(17,254,583)
29.1. Electricity purchased for resale

	12.31.2024	12.31.2023	12.31.2022
Purchase of Energy in the Regulated Environment – CCEAR	4,009,747	3,658,852	3,538,507
Itaipu Binacional	950,389	980,302	1,460,955
Electric Energy Trade Chamber – CCEE	832,656	431,303	370,207
Bilateral contracts	1,849,268	1,998,640	2,609,713
Program for incentive to alternative energy sources – Proinfa	337,978	370,495	437,461
Micro and mini generators	1,726,602	1,125,857	675,804
Fair value in the purchase and sale of power	36,604	—	—
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(818,349)	(849,259)	(995,737)
	8,924,895	7,716,190	8,096,910
29.2. Personnel and management

	12.31.2024	12.31.2023	12.31.2022
Personnel
Employee compensation	557,666	742,449	625,237
Social charges on payroll	186,502	220,148	207,364
Long-Term Incentive Plan - ILP (Note 27.6)	1,531	—	—
Meal and education allowance	97,709	109,307	95,229
Voluntary retirement program (Note 17.1)	18,306	610,057	(9,315)
	861,714	1,681,961	918,515
Management
Management fees	27,362	17,889	15,606
Long-Term Incentive Plan - ILP (Note 27.6)	4,064	—	—
Social charges on payroll	8,766	4,559	3,872
Other expenses	608	261	256
	40,800	22,709	19,734
Provisions for performance and profit sharing of employees and administrators	179,283	173,662	39,655
	1,081,797	1,878,332	977,904
29.3. Third party services

	12.31.2024	12.31.2023	12.31.2022
Maintenance of electrical system	472,011	430,954	311,553
Maintenance of facilities	139,924	117,981	89,741
Communication, processing and transmission of data	119,281	107,818	91,101
Consumer service / call center	104,700	100,574	83,203
Consulting and audit	77,333	81,904	49,882
Meter reading and bill delivery	60,308	58,734	53,660
Other services	100,751	98,347	75,411
	1,074,308	996,312	754,551
29.4. Credit losses, provisions and reversals

	12.31.2024	12.31.2023	12.31.2022
Provision for legal claims (Note 26)	222,251	157,668	623,742
Impairment of assets
Power generation concession contract (Note 9.3)	(3,590)	(3,193)	9,061
Property, plant and equipment – generation segment (Note 15.4)	27,755	(174,500)	(34,435)
Expected credit losses (Trade accounts and Other receivables)	100,730	109,435	124,068
Tax credits estimated losses (reversal of losses)	(2,044)	2,825	(4,905)
	345,102	92,235	717,531
29.5. Construction costs

	12.31.2024	12.31.2023	12.31.2022
Materials	1,519,486	1,409,633	1,227,418
Third party services	785,333	689,886	694,306
Personnel	170,749	184,246	171,369
Other	47,340	35,955	44,095
	2,522,908	2,319,720	2,137,188
29.6. Other operating costs and expenses, net

	12.31.2024	12.31.2023	12.31.2022
Financial offset for the use of water resources	173,318	152,604	142,270
Insurance	41,111	48,914	41,505
Advertising and publicity	34,546	31,254	28,909
Collection charge	33,831	43,022	47,923
Compensation	30,435	21,699	14,703
Leasing and rent	28,045	30,528	33,316
Taxes	23,358	23,463	59,188
Aneel inspection fee	19,458	18,248	15,683
Donations, contributions, grants, tax incentives	4,434	8,808	6,521
Fair value of power generation concession assets	—	—	26,451
Net losses (gains) in the decommissioning and disposal of assets (29.6.1)	(225,683)	45,596	35,483
Other net income, costs and expenses	77,989	6,408	37,366
	240,842	430,544	489,318
29.6.1. Net losses (gains) on decommissioning and disposal of assets
The total presented in the table includes the amount of R$264,434 referring to the gain arising from the sale of unserviceable assets to the concessions of Copel GeT and FDA. The transaction, concluded in September 2024 with the signing of the purchase and sale agreements, was carried out in two blocks: the sale of land and buildings located in Curitiba and the sale of properties located near hydroelectric power plants in the interior of the State of Paraná.
The total value of the commercial operation to sell the assets was R$286,000, of which R$11,440 was received in 2024 and the balance, plus interest and monetary restatement, will be received within 10 years, and may be paid in advance in view of the priority of the sellers in the generation of cash from the projects, as provided for in the contract.
The balance receivable, recorded under the heading of other credits (Note 11), is guaranteed by the fiduciary alienation of the respective properties.